SHARE OPTION PLANS (Tables)	12 Months Ended
Sep. 30, 2020
SHARE OPTION PLANS
Schedule of summarizing the options issued and outstanding stock option plan
	Number Outstanding	Exercise Price Per Share	Weighted- Average Exercise Price
Outstanding as of September 30, 2018	11,300,000	$0.15 – 0.20	$0.16
Granted	-	0.20	-
Exercised	-	-	-
Options forfeited/cancelled	(1,000,000)	0.20	-
Outstanding as of September 30, 2019	10,300,000	$0.15 – 0.20	$0.15
Granted	-	-	-
Exercised	-	-	-
Options forfeited/cancelled	-	-	-
Outstanding as of September 30, 2020	10,300,000	$0.15 – 0.20	$0.15

Schedule of summarize the shares of common stock issuable upon exercise of options outstanding
	Share Options Outstanding/ Exercisable
	Range of Exercise Price	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)
September 30, 2020	$0.15-$0.20	10,300,000	3.66
September 30, 2019	$0.15-$0.20	10,300,000	4.67
September 30, 2018	$0.15-$0.20	11,300,000	5.22